Schedule of assets and liabilities assumed in acquisition (Details) - USD ($)				12 Months Ended
	Jul. 02, 2021	May 08, 2020	Dec. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Apr. 30, 2020
IfrsStatementLineItems [Line Items]
Fair value of identifiable assets acquired						$ 1,200,000
SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Fair value of identifiable assets acquired	$ 4,207,000
Cash	255,852
Accounts and other receivables	817,557
Prepaid and other current assets	69,631
Property and equipment	12,730
Intangible assets - Software	910,000
Intangible assets - Brand	210,000
Intangible assets - Customer relationships	310,000
Goodwill	2,900,193
Accounts payable	(292,571)
Accrued liabilities	(502,392)
Deferred revenue	$ (484,000)
U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			288,560
Fair value of identifiable assets acquired			$ 3,846,223
Cash			(82,528)
Accounts and other receivables			76,052
Prepaid and other current assets			88,877
Property and equipment			313,622
Intangible assets - Brand			510,000
Intangible assets - Customer relationships			460,000
Goodwill			3,209,045
Deferred revenue			(64,466)
Restricted cash			112,901
Right-of-use asset			388,996
Intangible assets - Application platforms			560,000
Consideration paid in stock			(761,766)
Lease liabilities			(420,863)
Players liability account			(112,902)
Promissory notes			$ (430,745)
Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Fair value of identifiable assets acquired		$ 13,212,001
Cash		1,241,511
Accounts and other receivables		5,368,562
Prepaid and other current assets		444,690
Property and equipment		40,152
Intangible assets - Software		2,000,000
Intangible assets - Brand		100,000
Intangible assets - Customer relationships		2,700,000
Goodwill		14,895,595
Deferred revenue		(148,949)
Consideration paid in stock		(9,590,547)
Line of credit		(3,839,013)
WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Fair value of identifiable assets acquired		7,579,000
Cash		359,190
Prepaid and other current assets		174,313
Deferred revenue		(87,182)
Restricted cash		201,540
Consideration paid in stock		(699,053)
Players liability account		(201,540)
Promissory notes		(1,423,738)
Intangible assets - Patents		9,430,265
Government grants - PPP Loan		$ (174,795)
Issued capital [member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock				386,584	288,560
Issued capital [member] | SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock	386,584
Common shares	$ 3,962,000
Issued capital [member] | U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			288,560
Common shares			$ 3,804,344
Issued capital [member] | Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock		2,258,215
Common shares		$ 12,155,000
Issued capital [member] | WinView Inc [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			1,759,997
Common shares		$ 7,579,000
RSUs [member] | SideQik, Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock	23,939
Common shares	$ 245,000
RSUs	$ 245,000
Options And Warrants [Member] | U M G Media Ltd [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock			26,553
Options and warrants exchanged			$ 41,879
Warrants [member] | Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Consideration paid in stock		1,055,036
Warrants exchanged		$ 2,157,000
Settlement Of Pre Existing Relationship [Member] | Frankly Inc. [Member]
IfrsStatementLineItems [Line Items]
Settlement of a pre-existing relationship		$ (1,099,999)